Document and Entity Information	12 Months Ended
Dec. 31, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	BOS BETTER ONLINE SOLUTIONS LTD
Entity Central Index Key	0001005516
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Dec. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity File Number	001-14184